ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	At December 31,
	2011	2012
Accrued wages and bonuses	$2,734	$2,862
Accrued legal and professional fees	363	278
Payables for acquisition of properly, plant and equipment	1,702	898
Payables for acquisition of intangible assets	2,353	2,183
Royalty fees payable	389	912
Accrued consulting fees	250	188
Share repurchase fee payable	41	41
Payables for insurance premium	8	33
Accrued share option management fee	10	34
Customer advance	51	88
Others	704	894
	$8,605	$8,411